Selected Statements of Income Data	12 Months Ended
Mar. 31, 2022
Text Block [Abstract]
Selected Statements of Income Data

NOTE 16: — SELECTED STATEMENTS OF INCOME DATA

	Year ended March 31,
	2022	2021	2020
United States	$376,677	$383,829	$495,673
Canada	130,066	110,167	97,997
Israel	47,915	46,574	42,817
Other	6,689	8,400	8,282
Sales, net	$561,347	$548,970	$644,769
Selling, marketing, general and administrative expenses:
Selling and marketing	$48,340	$32,861	$31,754
Advertising	8,280	5,681	4,902
General and administrative *	57,057	52,813	56,757
Settlements and loss contingencies	61,446	558,924	—
	$175,123	$650,279	$93,413
* Including provision for doubtful accounts	$15,213	$(1,761)	$2,382
Financial (income) expenses:
Interest and exchange differences on long-term liabilities	$1,653	$1,363	$725
Income in respect of deposits	(1,331)	(2,432)	(11,714)
Interest from marketable securities	(8,509)	(19,105)	(22,655)
Foreign currency transaction (loss) gain	(1,985)	365	(14,838)
	$(10,172)	$(19,809)	$(48,482)